UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831

FMI Funds, Inc.
----------------------
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
----------------------------------------
(Address of principal executive offices) (Zip code)

John S. Brandser
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
-----------------------------
(Name and address of agent for service)

414-226-4555
-----------------
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 96.0% (a)

COMMERCIAL SERVICES SECTOR - 3.0%
	Advertising/Marketing Services - 3.0%
1,935,000	Omnicom Group Inc.	$141,719,400

COMMUNICATIONS SECTOR - 2.2%
	Specialty Telecommunications - 2.2%
6,937,000	CenturyLink Inc.	105,095,550

CONSUMER DURABLES SECTOR - 2.9%
	Tools & Hardware - 2.9%
1,145,000	Stanley Black & Decker Inc.	137,102,300

CONSUMER NON-DURABLES SECTOR - 9.9%
	Beverages: Non-Alcoholic - 3.5%
1,530,000	PepsiCo Inc.	169,034,400

	Food: Major Diversified - 3.3%
1,965,000	Nestlé S.A. - SP-ADR	159,086,400

	Household/Personal Care - 3.1%
2,815,000	Unilever PLC - SP-ADR	147,083,750

CONSUMER SERVICES SECTOR - 8.8%
	Movies/Entertainment - 5.6%
5,575,000	Twenty-First Century Fox Inc. - Cl B	266,373,500

	Other Consumer Services - 3.2%
5,440,000	eBay Inc. *	152,700,800

ELECTRONIC TECHNOLOGY SECTOR - 1.7%
	Electronic Components - 1.7%
1,110,000	TE Connectivity Ltd.	83,949,300

FINANCE SECTOR - 16.7%
	Investment Managers - 1.2%
1,930,000	Franklin Resources Inc.	57,243,800

	Major Banks - 7.0%
3,025,000	Bank of New York Mellon Corp.	142,386,750
1,948,000	JPMorgan Chase & Co.	190,163,760
		332,550,510
	Multi-Line Insurance - 5.7%
1,335,000	Berkshire Hathaway Inc. - Cl B *	272,580,300

	Property/Casualty Insurance - 2.8%
1,025,000	Chubb Ltd.	132,409,500

HEALTH SERVICES SECTOR - 8.2%
	Health Industry Services - 3.3%
1,870,000	Quest Diagnostics Inc.	155,714,900

	Managed Health Care - 4.9%
945,000	UnitedHealth Group Inc.	235,418,400

HEALTH TECHNOLOGY SECTOR - 2.8%
	Medical Specialties - 2.8%
3,645,000	Smith & Nephew PLC - SP-ADR	136,250,100

INDUSTRIAL SERVICES SECTOR - 2.4%
	Oilfield Services/Equipment - 2.4%
3,130,000	Schlumberger Ltd.	112,930,400

PROCESS INDUSTRIES SECTOR - 4.5%
	Chemicals: Agricultural - 2.7%
2,800,000	Nutrien Ltd.	131,600,000

	Industrial Specialties - 1.8%
840,000	PPG Industries Inc.	85,873,200

PRODUCER MANUFACTURING SECTOR - 9.7%
	Building Products - 3.2%
5,165,000	Masco Corp.	151,024,600

	Industrial Conglomerates - 4.3%
1,550,000	Honeywell International Inc.	204,786,000

	Trucks/Construction/Farm Machinery - 2.2%
1,815,000	PACCAR Inc.	103,709,100

RETAIL TRADE SECTOR - 11.3%
	Apparel/Footwear Retail - 3.0%
3,225,000	The TJX Companies Inc.	144,286,500

	Discount Stores - 8.3%
2,488,000	Dollar General Corp.	268,903,040
1,410,000	Dollar Tree Inc. *	127,351,200
		396,254,240
TECHNOLOGY SERVICES SECTOR - 9.0%
	Information Technology Services - 6.2%
1,145,000	Accenture PLC	161,456,450
2,539,000	Cerner Corp. *	133,145,160
		294,601,610
	Packaged Software - 2.8%
2,939,000	Oracle Corp.	132,695,850

TRANSPORTATION SECTOR - 2.9%
	Air Freight/Couriers - 2.9%
2,050,000	Expeditors International of Washington Inc.	139,584,500
	Total common stocks (cost $3,447,304,209)	4,581,658,910

Principal Amount
SHORT-TERM INVESTMENTS - 4.1% (a)

	Bank Deposit Account - 4.1%
$196,850,670	U.S. Bank N.A., 2.28% ^	196,850,670
	Total bank deposit account (cost $196,850,670)	196,850,670
	Total investments - 100.1% (cost $3,644,154,879)	4,778,509,580

	Other assets, less liabilities - (0.1%) (a)	(3,168,273)
	TOTAL NET ASSETS - 100.0%	$4,775,341,307

*	Non-income producing security.
^	The rate shown is as of December 31, 2018.
(a)	Percentages for the various classifications relate to total net assets.
PLC	-Public Limited Company
SP-ADR	-Sponsored American Depositary Receipt

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2018, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Assets:
Level 1 –	Common Stocks	$4,581,658,910
Level 1 –	Short-Term Bank Deposit Account	196,850,670
	Total Level 1	4,778,509,580
Level 2 –		---
Level 3 –		---
Total Assets		4,778,509,580
Total		$4,778,509,580

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 91.1% (a)

COMMON STOCKS - 82.9% (a)

COMMERCIAL SERVICES SECTOR - 10.6%
	Advertising/Marketing Services - 1.6%
9,400,000	WPP PLC (Jersey) (b)	$102,300,134

	Miscellaneous Commercial Services - 6.7%
3,600,000	Bureau Veritas S.A. (France) (b)	73,358,648
1,750,000	DKSH Holding AG (Switzerland) (b)	120,993,488
2,703,000	Secom Co. Ltd. (Japan) (b)	224,215,372
		418,567,508
	Personnel Services - 2.3%
3,080,000	Adecco Group AG (Switzerland) (b)	144,767,433

COMMUNICATIONS SECTOR - 2.8%
	Wireless Telecommunications - 2.8%
2,764,000	Millicom International Cellular S.A. (Luxembourg) (b)	174,894,189

CONSUMER DURABLES SECTOR - 4.4%
	Electronics/Appliances - 2.2%
6,570,000	Electrolux AB - Series B (Sweden) (b)	138,487,266

	Motor Vehicles - 2.2%
9,780,000	Isuzu Motors Ltd. (Japan) (b)	137,185,080

CONSUMER NON-DURABLES SECTOR - 9.3%
	Food: Major Diversified - 3.2%
2,425,000	Nestlé S.A. (Switzerland) (b)	196,819,758

	Household/Personal Care - 6.1%
2,320,000	Henkel AG & Co. KGaA (Germany) (b)	228,341,357
2,850,000	Unilever PLC (Britain) (b)	149,632,988
		377,974,345
CONSUMER SERVICES SECTOR - 14.0%
	Broadcasting - 1.6%
7,750,000	Grupo Televisa S.A.B. - SP-ADR (Mexico)	97,495,000

	Cable/Satellite TV - 1.0%
3,410,000	Shaw Communications Inc. (Canada)	61,720,700

	Movies/Entertainment - 4.1%
29,250,000	Merlin Entertainments PLC (Britain) (b)	118,479,165
5,800,000	Vivendi S.A. (France) (b)	140,576,572
		259,055,737
	Restaurants - 7.3%
7,375,000	Compass Group PLC (Britain) (b)	155,205,651
5,150,000	Whitbread PLC (Britain) (b)	300,743,668
		455,949,319
DISTRIBUTION SERVICES SECTOR - 5.4%
	Wholesale Distributors - 5.4%
4,610,000	Ferguson PLC (Jersey) (b)	294,570,815
3,228,000	Travis Perkins PLC (Britain) (b)	44,007,902
		338,578,717
ELECTRONIC TECHNOLOGY SECTOR - 4.0%
	Aerospace & Defense - 2.6%
1,375,000	Safran S.A. (France) (b)	164,910,782

	Electronic Components - 1.4%
1,180,000	TE Connectivity Ltd. (Switzerland)	89,243,400

FINANCE SECTOR - 5.6%
	Property/Casualty Insurance - 5.6%
1,075,000	Chubb Ltd. (Switzerland)	138,868,500
477,000	Fairfax Financial Holdings Ltd. (Canada)	209,982,025
		348,850,525
HEALTH TECHNOLOGY SECTOR - 2.5%
	Medical Specialties - 2.5%
8,300,000	Smith & Nephew PLC (Britain) (b)	155,364,911

INDUSTRIAL SERVICES SECTOR - 2.3%
	Oilfield Services/Equipment - 2.3%
4,065,000	Schlumberger Ltd. (Curacao)	146,665,200

PROCESS INDUSTRIES SECTOR - 2.9%
	Chemicals: Agricultural - 2.9%
3,870,000	Nutrien Ltd. (Canada)	181,890,000

PRODUCER MANUFACTURING SECTOR - 8.9%
	Industrial Conglomerates - 8.9%
16,450,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	157,890,568
4,790,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	175,621,293
12,825,000	Smiths Group PLC (Britain) (b)	223,270,016
		556,781,877
RETAIL TRADE SECTOR - 3.0%
	Department Stores - 1.6%
27,000,000	B&M European Value Retail S.A. (Luxembourg) (b)	96,892,888

	Specialty Stores - 1.4%
905,000	Dufry AG (Switzerland) (b)	86,176,277

TECHNOLOGY SERVICES SECTOR - 3.3%
	Information Technology Services - 3.3%
1,480,000	Accenture PLC (Ireland)	208,694,800

TRANSPORTATION SECTOR - 3.9%
	Air Freight/Couriers - 1.5%
1,365,000	Expeditors International of Washington Inc. (United States)	92,942,850

	Other Transportation - 2.4%
37,413,000	Bolloré (France) (b)	149,998,486
	Total common stocks (cost $5,260,306,682)	5,182,207,182

PREFERRED STOCKS - 8.2% (a)

CONSUMER DURABLES SECTOR - 1.3%
	Motor Vehicles - 1.3%
1,210,000	Hyundai Motor Co. (South Korea) (b)	83,496,185

CONSUMER NON-DURABLES SECTOR - 3.5%
	Household/Personal Care - 3.5%
1,147,000	Amorepacific Corp. (South Korea) (b)	105,703,213
187,000	LG Household & Health Care Ltd. (South Korea) (b)	110,104,530
		215,807,743
ELECTRONIC TECHNOLOGY SECTOR - 3.4%
	Telecommunications Equipment - 3.4%
7,350,000	Samsung Electronics Co. Ltd. (South Korea) (b)	210,016,420
	Total preferred stocks (cost $465,264,959)	509,320,348
	Total long-term investments (cost $5,725,571,641)	5,691,527,530

Principal Amount
SHORT-TERM INVESTMENTS - 7.7% (a)

	Bank Deposit Account - 3.7%
$234,750,564	U.S. Bank N.A., 2.28% ^(c)	234,750,564
	Total bank deposit account (cost $234,750,564)	234,750,564

	U.S. Treasury Securities - 4.0%
100,000,000	U.S. Treasury Bills, 2.016%, due 01/17/19 ^	99,904,792
150,000,000	U.S. Treasury Bills, 2.289%, due 02/14/19 ^	149,570,897
	Total U.S. treasury securities (cost $249,479,167)	249,475,689
	Total short-term investments (cost $484,229,731)	484,226,253
	Total investments - 98.8% (cost $6,209,801,372)	6,175,753,783

	Other assets, less liabilities - 1.2% (a)	74,676,540
	TOTAL NET ASSETS - 100.0%	$6,250,430,323

^	The rate shown is as of December 31, 2018.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2.  As of December 31, 2018 the aggregate value of these securities was $4,464,025,055.

(c)	As of December 31, 2018, $8,140,000 of this security is held as collateral for certain forward currency contracts.
PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2018 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
			December 31, 2018				December 31, 2018	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
1/25/2019	State Street Bank and Trust Co.	1,120,000,000	British Pound	$1,429,424,787	1,455,860,000	U.S. Dollar	$1,455,860,000	$26,435,213
1/25/2019	JPMorgan Chase Bank, N.A.	345,000,000	Canadian Dollar	252,885,435	266,015,481	U.S. Dollar	266,015,481	13,130,046
1/25/2019	The Bank of New York Mellon	620,000,000	Euro	711,934,412	712,975,200	U.S. Dollar	712,975,200	1,040,788
1/25/2019	The Bank of New York Mellon	37,000,000,000	Japanese Yen	338,274,426	331,220,683	U.S. Dollar	331,220,683	(7,053,743)
1/25/2019	The Bank of New York Mellon	1,100,000,000	Mexican Peso	55,743,338	55,843,233	U.S. Dollar	55,843,233	99,895
1/25/2019	State Street Bank and Trust Co.	500,000,000,000	South Korea Won	448,475,087	440,683,941	U.S. Dollar	440,683,941	(7,791,146)
1/25/2019	Goldman Sachs & Co. LLC	1,100,000,000	Swedish Krona	124,380,255	122,555,218	U.S. Dollar	122,555,218	(1,825,037)
1/25/2019	JPMorgan Chase Bank, N.A.	505,000,000	Swiss Franc	515,003,381	511,314,737	U.S. Dollar	511,314,737	(3,688,644)
				$3,876,121,121			$3,896,468,493	$20,347,372

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2018, based on the inputs used to value them:

			Other Financial
Valuation Inputs		Investments in Securities	Instruments^
Assets:
Level 1 –	Common Stocks	$1,227,502,475	$ ---
Level 1 –	Short-Term Bank Deposit Account	234,750,564	---
	Total Level 1	1,462,253,039
Level 2 –	Common Stocks	3,954,704,707	---
Level 2 –	Preferred Stocks	509,320,348	---
Level 2 –	Short-Term U.S. Treasury Securities	249,475,689	---
Level 2 –	Forward Currency Contracts	---	40,705,942
	Total Level 2	4,713,500,744	40,705,942
Level 3 –		---	---
Total Assets		6,175,753,783	---
Liabilities:
Level 2 –	Forward Currency Contracts	---	20,358,570
Total		$6,175,753,783	$20,347,372

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were eight forward currency contracts outstanding during the three month period ending December 31, 2018. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 83.2%(a)

COMMERCIAL SERVICES SECTOR - 12.7%
	Advertising/Marketing Services - 3.6%
1,430,000	Interpublic Group of Cos. Inc.	$29,500,900

	Financial Publishing/Services - 1.1%
44,000	FactSet Research Systems Inc.	8,805,720

	Miscellaneous Commercial Services - 4.5%
1,375,000	Genpact Ltd.	37,111,250

	Personnel Services - 3.5%
315,000	ManpowerGroup Inc.	20,412,000
145,000	Robert Half International Inc.	8,294,000
		28,706,000
CONSUMER NON-DURABLES SECTOR - 1.0%
	Food: Specialty/Candy - 1.0%
520,000	Hain Celestial Group Inc. *	8,247,200

CONSUMER SERVICES SECTOR - 7.5%
	Cable/Satellite TV - 2.1%
21,000	Cable One Inc.	17,222,100

	Other Consumer Services - 5.4%
70,000	Graham Holdings Co.	44,840,600

DISTRIBUTION SERVICES SECTOR - 7.7%
	Electronics Distributors - 4.3%
265,000	Arrow Electronics Inc. *	18,271,750
245,000	ePlus Inc. *	17,436,650
		35,708,400
	Wholesale Distributors - 3.4%
308,000	Anixter International Inc. *	16,727,480
145,000	MSC Industrial Direct Co. Inc.	11,153,400
		27,880,880
ELECTRONIC TECHNOLOGY SECTOR - 2.2%
	Telecommunications Equipment - 2.2%
310,000	ViaSat Inc. *	18,274,500

FINANCE SECTOR - 22.4%
	Finance/Rental/Leasing - 6.5%
450,000	FirstCash Inc.	32,557,500
446,000	Ryder System Inc.	21,474,900
		54,032,400
	Property/Casualty Insurance - 9.3%
275,000	Argo Group International Holdings Ltd.	18,493,750
377,000	W.R. Berkley Corp.	27,864,070
36,000	White Mountains Insurance Group Ltd.	30,876,840
		77,234,660
	Real Estate Development - 5.3%
217,000	The Howard Hughes Corp. *	21,183,540
1,250,000	Kennedy-Wilson Holdings Inc.	22,712,500
		43,896,040
	Regional Banks - 1.3%
263,000	Zions Bancorporation	10,714,620

PROCESS INDUSTRIES SECTOR - 5.3%
	Containers/Packaging - 5.3%
488,000	Avery Dennison Corp.	43,837,040

PRODUCER MANUFACTURING SECTOR - 20.9%
	Auto Parts: OEM - 1.3%
104,000	WABCO Holdings Inc. *	11,163,360

	Building Products - 3.7%
525,000	Armstrong World Industries Inc.	30,560,250

	Industrial Machinery - 5.4%
228,000	EnPro Industries Inc.	13,702,800
420,000	Woodward Inc.	31,201,800
		44,904,600

	Metal Fabrication - 1.6%
120,000	Valmont Industries Inc.	13,314,000

	Miscellaneous Manufacturing - 7.2%
365,000	Carlisle Cos. Inc.	36,689,800
840,000	TriMas Corp. *	22,923,600
		59,613,400
	Trucks/Construction/Farm Machinery - 1.7%
685,000	Trinity Industries Inc.	14,104,150

RETAIL TRADE SECTOR - 2.1%
	Specialty Stores - 2.1%
440,000	Penske Automotive Group Inc.	17,740,800

TECHNOLOGY SERVICES SECTOR - 1.4%
	Internet Software/Services - 1.4%
560,000	Cars.com Inc. *	12,040,000
	Total common stocks (cost $572,306,782)	689,452,870

Principal Amount
SHORT-TERM INVESTMENTS - 16.9%(a)

	Bank Deposit Account - 4.9%
$40,670,668	U.S. Bank N.A., 2.28% ^	40,670,668
	Total bank deposit account (cost $40,670,668)	40,670,668

	U.S. Treasury Securities - 12.0%
25,000,000	U.S. Treasury Bills, 2.016%, due 01/17/19 ^	24,976,198
50,000,000	U.S. Treasury Bills, 2.289%, due 02/14/19 ^	49,856,966
25,000,000	U.S. Treasury Bills, 2.318%, due 03/14/19 ^	24,882,468
	Total U.S. treasury securities (cost $99,716,250)	99,715,632
	Total short-term investments (cost $140,386,918)	140,386,300
	Total investments - 100.1% (cost $712,693,700)	829,839,170

	Other assets, less liabilities - (0.1%) (a)	(1,153,402)
	TOTAL NET ASSETS - 100.0%	$828,685,768

*	Non-income producing security.
^	The rate shown is as of December 31, 2018.
(a)	Percentages for the various classifications relate to total net assets.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2018, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Assets:
Level 1 –	Common Stocks	$689,452,870
Level 1 –	Short-Term Bank Deposit Account	40,670,668
	Total Level	730,123,538
Level 2 –	Short-Term U.S. Treasury Securities	99,715,632
Level 3 –		---
Total Assets		829,839,170
Total		$829,839,170

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Funds, Inc.

     By (Signature and Title)     /s/John S. Brandser
John S. Brandser, President/Principal Executive Officer

     Date     January 29, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/John S. Brandser
John S. Brandser, President/Principal Executive Officer

     Date     January 29, 2019

     By (Signature and Title)     /s/John S. Brandser
John S. Brandser, Treasurer/Principal Financial Officer

     Date     January 29, 2019